Summary of Significant Accounting Policies - Schedule of Changes in Contract Liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Contract Liabilities [Abstract]
Balance at the beginning of the year	$ 166,582	$ 35,080	$ 98,708
Additions	42,957	152,815	58
Less: Revenue recognized	28,931	21,313	63,686
Balance at the end of the year	$ 180,608	$ 166,582	$ 35,080